Income Taxes (Details) - Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate [Abstract]
Income tax computed at PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Effect of tax-preferential entities	(44.80%)	(23.40%)	(15.90%)	(23.20%)	(22.20%)
Non-deductible expenses	19.00%	1.50%	(0.60%)	1.20%	1.20%
Income tax expense	(0.80%)	3.10%	8.50%	3.20%	4.00%